CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net (loss)income	$ 20,661,649	$ 25,739,968	$ (7,654,862)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	4,988,007	7,628,005	4,443,449
Loss (gain) on disposal of property and equipment	30,714	(6,694)	(37,099)
Provision of bad debt	342,442	5,626	222,007
Impairment loss on cost method investment	2,000,000
Impairment loss on goodwill			20,255,242
Impairment loss on intangible assets	1,812,939		3,927
Change in fair value of contingent consideration for business acquisition			3,729,513
Share-based compensation	1,573,729	4,464,497	4,579,522
Loss on extinguishment of debt upon prepayment of convertible senior note			1,567,472
Amortization of the debt discount		36,297	294,543
Imputed interest on long-term liabilities	600,000
Changes in operating assets and liabilities
Accounts receivable	6,723,022	(3,757,638)	2,902,691
Prepaid expenses and other current assets	(3,037,894)	(387,517)	3,748,469
Rental deposits	(29,697)	(233,859)	98,928
Trading securities		7,602,189	(8,339,291)
Accounts payable	(2,757,184)	(167,693)	4,780,428
Deferred revenue	(1,621,249)	(266,818)	1,347,963
Accrued expenses and other liabilities	4,513,352	2,551,298	760,161
Income tax payable	(70,320)	3,448,253	730,690
Net cash provided by operating activities	35,729,510	46,655,914	33,433,753
Investing activities:
Acquisition of businesses (net of cash acquired $nil, $586,701 and $nil for 2011, 2012, and 2013, respectively)		(8,413,299)
Purchase of intangible assets	(1,565,294)	(13,666,768)
Long-term investments		(3,999,999)
Loan to third party			(21,227,812)
Loan repayment from third party		22,190,124
Purchase of term deposits	(20,824,178)
Proceeds from disposal of term deposits	16,710,813
Purchase of held-to-maturity securities	(259,536,862)	(319,589,646)	(17,203,826)
Proceeds from disposal of held-to-maturity securities	226,240,067	319,293,275
Purchase of property and equipment	(4,969,144)	(1,516,362)	(1,890,271)
Proceeds from disposal of property and equipment		6,694	37,099
Restricted cash		(35,510,803)
Net cash used in investing activities	(43,944,598)	(41,206,784)	(40,284,810)
Financing activities:
Deferred payment for acquisition of business	(3,000,000)		(14,578,427)
Repurchase of ordinary shares	(10,123,821)	(14,590,355)	(2,748,579)
Proceeds from exercise of employee stock options	849,038	277,309	302,075
Deferred payments for intangible assets	(6,588,420)
Proceeds from bank borrowing	9,000,000
Repayment of bank borrowing	(9,000,000)
Proceeds from exercise of warrants	27,820,000
Prepayment of convertible senior note			(9,310,000)
Net cash (used in)provided by financing activities	8,956,797	(14,313,046)	(26,334,931)
Effect of foreign exchange rate changes	1,991,304	47,102	5,526,757
Net (decrease) increase in cash and cash equivalents	2,733,013	(8,816,814)	(27,659,231)
Cash and cash equivalents, beginning of year	120,694,716	129,511,530	157,170,761
Cash and cash equivalents, end of year	123,427,729	120,694,716	129,511,530
Supplemental disclosures of cash flow information
Income taxes paid	909,496	647,839	2,561,368
Interest paid	93,282	26,730	358,632
Non-cash investing and financing activities:
Warrants issued in acquisition of game licenses		14,889,000
Consideration payable in connection with business acquisition		5,880,600
Ordinary shares issued for business acquisitions		4,230,000	29,220,543
Consideration payable in connection with purchase of intangible assets	$ 4,784,675	$ 47,172,547